Net loss per share (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Profit loss	$ 63,620,232	$ 11,846,560	$ 2,668,254
Weighted average number of ordinary shares outstanding (in shares)	137,221,408	137,221,408	133,842,894